Organization	12 Months Ended
Jun. 30, 2024
Organization
Organization
1.	Organization

Santech Holdings Ltd. (“Santech”, the “Company”) was incorporated in the Cayman Islands on July 19, 2019. The Company, through its subsidiaries in Hong Kong, primarily engaged in providing wealth management service and asset management service in Hong Kong through its Hong Kong subsidiaries during the reporting period.

In preparing the combined financial statements as of and for fiscal year ended June 30, 2024, management determines that it has lost all control of its subsidiaries, variable interest entities (“VIEs”), assets and operations in China. On June 28, 2024, Santech terminated its contractual arrangements with Hywin Wealth Management, which, along with its subsidiaries, was previously its primary corporate vehicle to provide wealth management services in China. Since September 2024, Mr. Han Hongwei, previously Chairman of the Board, and Madame Wang Dian, previously Chief Executive Officer and a director of the Company, have been detained by and are under investigation by certain branch office of Shanghai Municipal Public Security Bureau. As of the date of this report, they have not been charged and no further updates have been provided to the Company. As such, they have been unable to fulfill their obligations to the Company under the VIE agreements, and the Company is unable to enforce its rights against them under the VIE agreements, and their assets in the PRC have been frozen since then. In addition, despite that the contractual arrangements with the remaining VIEs have not yet been terminated, Santech has not been able to exercise control over any of its PRC subsidiaries or VIEs given that all of the Company’s subsidiaries and VIEs in the PRC were owned or controlled by Han Hongwei and as a result are seized in the PRC. Accordingly, Santech deems to have lost de facto control of all of its PRC subsidiaries, VIEs, and their associated assets and operations, and deems its contractual agreements with its VIEs as invalid. Santech’s combined financial statements for the year ended June 30, 2024 are prepared excluding such PRC subsidiaries and VIEs. For the years ended June 30, 2022 and 2023, Santech’s combined financial statements are recast to exclude PRC subsidiaries and VIEs as well for the purpose of comparison.

On March 26, 2021, the Company completed its initial public offering (“IPO”) of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company.

As of June 30, 2024, detailed information of the Company’s major subsidiaries is summarized as follows:

	Date of	Percentage of	Place of
Name of the entity	incorporation	ownership	incorporation	Principle business activities

Subsidiaries
Santech Holdings Limited	July 19, 2019	—	Cayman Islands	Investment holding

Santech Global BVI Limited	July 26, 2019	100%	BVI	Investment holding

Santech Global International Limited	August 20, 2019	100%	Hong Kong	Investment holding

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Investment holding and provision of client services

Haiyin Insurance (Hong Kong) Co., Limited *	August 24, 2016	100%	Hong Kong	Investment holding

Hywin International Insurance Broker Limited *	March 23, 2006	100%	Hong Kong	Provision of insurance brokerage services

Haiyin International Asset Management Limited *	September 15, 2016	100%	Hong Kong	Investment holding

Hywin Asset Management (Hong Kong) Limited *	January 9, 2013	100%	Hong Kong	Provision of wealth management and asset management services

* disposal after June 30, 2024